NASDAQ®
THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Michael S. Emen
Senior Vice President
Listing Qualifications

RECD S.E.C.
NOV 0 7 2007
1086

By Facsimile and First Class Mail

[redacted]

November 7, 2007

07082252

PROCESSED
NOV 13 2007
THOMSON
FINANCIAL

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS 001-33801

Dear Ms. Peters:

This is to certify that on November 5, 2007 The Nasdaq Stock Market (the "Exchange") received from APPROACH RESOURCES INC. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.01 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

END